Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,132,994.76

Principal:
Principal Collections	$21,818,970.51
Prepayments in Full	$12,389,864.62
Liquidation Proceeds	$372,304.38
Recoveries	$54,201.64
Sub Total	$34,635,341.15
Collections	$36,768,335.91

Purchase Amounts:
Purchase Amounts Related to Principal	$265,356.97
Purchase Amounts Related to Interest	$1,319.17
Sub Total	$266,676.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,035,012.05

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,035,012.05
Servicing Fee	$624,845.28	$624,845.28	$0.00	$0.00	$36,410,166.77
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,410,166.77
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,410,166.77
Interest - Class A-3 Notes	$430,910.06	$430,910.06	$0.00	$0.00	$35,979,256.71
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$35,842,093.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,842,093.71
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$35,764,360.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,764,360.79
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$35,707,534.79
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,707,534.79
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$35,635,186.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,635,186.87
Regular Principal Payment	$32,543,098.21	$32,543,098.21	$0.00	$0.00	$3,092,088.66
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,092,088.66
Residual Released to Depositor	$0.00	$3,092,088.66	$0.00	$0.00	$0.00
Total		$37,035,012.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$32,543,098.21
Total					$32,543,098.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,543,098.21	$64.52	$430,910.06	$0.85	$32,974,008.27	$65.37
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$32,543,098.21	$20.21	$774,979.90	$0.48	$33,318,078.11	$20.69

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$487,822,705.57	0.9671346	$455,279,607.36	0.9026162
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$703,822,705.57	0.4371841	$671,279,607.36	0.4169698

Pool Information
Weighted Average APR	3.364%	3.358%
Weighted Average Remaining Term	39.54	38.75
Number of Receivables Outstanding	46,734	45,412
Pool Balance	$749,814,341.60	$714,618,706.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$706,702,093.65	$673,631,060.92
Pool Factor	0.4480341	0.4270038

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$10,719,280.60
Yield Supplement Overcollateralization Amount	$40,987,645.63
Targeted Overcollateralization Amount	$43,339,099.19
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,339,099.19

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		121	$349,138.57
(Recoveries)		98	$54,201.64
Net Loss for Current Collection Period			$294,936.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4720%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5419%
Second Prior Collection Period			0.3520%
Prior Collection Period			0.5449%
Current Collection Period			0.4834%
Four Month Average (Current and Prior Three Collection Periods)			0.4805%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,136	$6,820,041.12
(Cumulative Recoveries)			$545,224.01
Cumulative Net Loss for All Collection Periods			$6,274,817.11
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3749%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,174.76
Average Net Loss for Receivables that have experienced a Realized Loss			$2,000.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.22%	452	$8,715,623.49
61-90 Days Delinquent	0.22%	72	$1,592,314.82
91-120 Days Delinquent	0.06%	16	$440,086.85
Over 120 Days Delinquent	0.09%	36	$627,757.07
Total Delinquent Receivables	1.59%	576	$11,375,782.23

Repossession Inventory:
Repossessed in the Current Collection Period		34	$847,043.03
Total Repossessed Inventory		53	$1,337,486.37

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2129%
Prior Collection Period			0.2397%
Current Collection Period			0.2731%
Three Month Average			0.2419%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer